INCOME TAX EXPENSES (Schedule of Taxes on Income Included in Income Statements) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
For the reported year:
Current	₪ 44		₪ 31	₪ 37
Deferred, see (c) above	(4)		2	(40)
Effect of change in corporate tax rate on deferred taxes			7
In respect of previous year:
Current	(10)		(4)	7
Deferred, see (c) above	(9)
Income tax expenses	₪ 21	[1]	₪ 36	₪ 4

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.